Supplement to the
Fidelity® Select Portfolios®
April 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

Edward Yoon no longer serves as co-manager of Health Care Services Portfolio. Justin Segalini serves as portfolio manager of Health Care Services Portfolio.

The following information supplements information for Automotive Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Mattingly as of April 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$52	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Select Automotive Portfolio ($52 (in millions) assets managed).

As of April 30, 2017, the dollar range of shares of Select Automotive Portfolio beneficially owned by Mr. Mattingly was none.

SELB-17-03 1.475630.197	June 22, 2017